Leases - Supplemental Cash Flow and Non-Cash Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in measurement of operating lease liabilities	$ 17,504	$ 18,686
Operating lease right-of-use assets recognized	$ 787	$ 4,722